MML SERIES INVESTMENT FUND

MML Fundamental Value Fund

Supplement dated October 13, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. This supplement supersedes and replaces the previous supplement dated October 4, 2017. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective October 1, 2017, the following information replaces similar information found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 28 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class II		Service Class I
Management Fee	.60%		.60%
Distribution and Service (Rule 12b-1) Fees	N/A		.25%
Other Expenses	.19%		.19%
Total Annual Fund Operating Expenses	.79%		1.04%
Fee Waiver	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.77%		1.02%

(1)

MML Advisers has agreed to waive .02% of its management fees through April 30, 2019. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$79	$249	$436	$975
Service Class I	$104	$328	$571	$1,268

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-17-05

FV-17-02

MML SERIES INVESTMENT FUND

MML Small Cap Growth Equity Fund

Supplement dated October 13, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. This supplement supersedes and replaces the previous supplement dated October 4, 2017. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective October 1, 2017, the following information replaces similar information found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund (page 65 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Initial Class		Service Class
Management Fee	1.04%		1.04%
Distribution and Service (Rule 12b-1) Fees	N/A		.25%
Other Expenses	.06%		.06%
Acquired Fund Fees and Expenses	.01%		.01%
Total Annual Fund Operating Expenses(1)	1.11%		1.36%
Fee Waiver	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	1.09%		1.34%

(1)

Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)

MML Advisers has agreed to waive .02% of its management fees through April 30, 2019. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$111	$350	$608	$1,349
Service Class	$136	$428	$742	$1,632

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-17-06

SCGE-17-02